INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2018
Income taxes
Assessable profits							$ 2,000,000
Half of the current tax rate (as a Percent)							8.25%
Income tax expense	$ (39)		$ 40	$ (12,707)
Current income tax (benefit) / expense	9		0	(12,300)
Deferred tax expense / (benefit)	(48)		40	(407)
Income tax (benefit) / expense	(39)		40	(12,707)
Withholding tax	0
Schedule of Loss before income taxes
Loss before provision of income tax	(2,528)		(9,550)	(69,289)
Deferred tax assets:
Allowance for credit losses	158		154
Write-down for inventory	18		111
Lease liabilities	1,538		876
Net operating loss carry forwards	36,108		34,665
Gross deferred tax assets	37,822		35,806
Less: Valuation allowance	(36,017)		(34,500)	(30,324)
Total deferred tax assets, net	1,805		1,306
Deferred tax liabilities:
Property and equipment, net	(100)		(151)
Acquired intangible assets	(268)		(433)
Operating lease ROU assets	(1,538)		(876)
Total deferred tax liabilities	(1,906)		(1,460)
Net deferred tax assets	0		0
Net deferred tax liabilities	(101)		(154)
Movement of valuation allowance
Balance at beginning of the period	34,500		30,324
Additions	1,517		4,210
Decrease related to subsidiaries' cancellation			(34)
Balance at end of the period	36,017		34,500	30,324
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before income tax	$ (2,528)		$ (9,550)	$ (69,289)
Statutory income tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate	$ (632)		$ (2,387)	$ (17,322)
Non-deductible expenses	77		129	982
Non-deducible impairment loss	0		0	14,021
Statutory expense	(101)		(293)	(203)
R&D super deduction	(1,700)		(2,904)	(2,392)
Effect of preferential tax rates	50		(86)	344
Effect of income tax rate differences in jurisdictions other than the PRC	468		1,151	1,311
Deferred tax expense	0		0	(415)
Prior year true up	88		(71)	(157)
Unrecognized tax benefits-Fin 48	0		0	(12,302)
Changes in valuation allowances	1,711		4,501	3,426
Income tax (benefit) / expense	(39)		40	(12,707)
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	107		107	13,101
Additions	0		0	73
Decreases	0		0	(13,067)
Ending balance	107		107	107	$ 13,101
Unrecognized tax benefits	107		107	107	$ 13,101
interest expense	$ 107		107
Percentage of effective rate							100.00%	100.00%
PRC | Shanghai Lanting
Income taxes
Preferential tax term	3 years	3 years
Cayman Islands
Schedule of Loss before income taxes
Loss before provision of income tax	$ (1,288)		(1,635)	(2,411)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before income tax	(1,288)		(1,635)	(2,411)
Hong Kong SAR
Income taxes
Withholding taxes amount on remittance of dividends		$ 0
Assessable profits		$ 0
Accumulated tax losses of subsidiaries	188,149
Schedule of Loss before income taxes
Loss before provision of income tax	(3,887)		(9,307)	(66,872)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before income tax	$ (3,887)		(9,307)	(66,872)
Statutory income tax rate in the PRC	16.50%	16.50%
PRC
Income taxes
Preferential income tax rate	15.00%	15.00%
Accumulated tax losses of subsidiaries	$ 37,086
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rate in the PRC	25.00%	25.00%
PRC | Shanghai Lanting
Income taxes
Eligible for preferential tax rate					15.00%	15.00%	15.00%
PRC, excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before provision of income tax	$ 2,647		1,392	(6)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before income tax	$ 2,647		$ 1,392	$ (6)
Hong Kong, PRC and Singapore | Maximum
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations	6 years	6 years
Hong Kong, PRC and Singapore | Minimum
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations	4 years	4 years
Singapore
Income taxes
Accumulated tax losses of subsidiaries	$ 6,698
Singapore | Ching International service PTE.LTD
Income taxes
Percent of exemption on first SGD 10,000 of taxable income	75.00%	75.00%
Percent of exemption on next SGD 190,000 of taxable income	50.00%	50.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rate in the PRC	17.00%	17.00%
Singapore | Avant E-Commerce Service PTE.LTD
Income taxes
Percent of exemption on first SGD 10,000 of taxable income	75.00%	75.00%
Percent of exemption on next SGD 190,000 of taxable income	50.00%	50.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rate in the PRC	17.00%	17.00%
Singapore | Avant Logistic Service PTE.LTD
Income taxes
Percent of exemption on first SGD 10,000 of taxable income	75.00%	75.00%
Percent of exemption on next SGD 190,000 of taxable income	50.00%	50.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory income tax rate in the PRC	17.00%	17.00%
Other regions
Income taxes
Accumulated tax losses of subsidiaries	$ 675